Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000010830
Account Value [Line Items]
Account Value	$ 32,424	$ 33,356	$ 31,504	$ 31,842	$ 31,238	$ 30,501	$ 30,091	$ 29,037	$ 27,607	$ 28,814	$ 27,547	$ 26,259	$ 25,813	$ 24,688	$ 22,567	$ 23,050	$ 24,165	$ 24,511	$ 23,800	$ 22,202	$ 22,212	$ 22,054	$ 21,412	$ 21,906	$ 20,583	$ 21,815	$ 20,686	$ 19,059	$ 20,929	$ 21,825	$ 20,167	$ 22,025	$ 22,053	$ 24,138	$ 23,393	$ 24,232	$ 25,694	$ 24,624	$ 24,734	$ 23,176	$ 24,350	$ 23,794	$ 23,190	$ 22,677	$ 22,432	$ 21,276	$ 20,465	$ 19,822	$ 20,006	$ 19,229	$ 17,224	$ 17,803	$ 18,530	$ 17,196	$ 16,317	$ 15,940	$ 15,187	$ 13,387	$ 15,396	$ 16,770	$ 16,673	$ 16,240	$ 15,672	$ 15,364	$ 15,142	$ 15,482	$ 15,314	$ 14,464	$ 15,321	$ 14,713	$ 14,549	$ 14,046	$ 12,915	$ 14,202	$ 13,980	$ 15,154	$ 15,119	$ 14,584	$ 14,115	$ 14,070	$ 13,774	$ 13,807	$ 14,059	$ 14,513	$ 13,611	$ 13,506	$ 13,131	$ 12,861	$ 12,532	$ 12,444	$ 12,197	$ 12,156	$ 12,082	$ 11,873	$ 11,902	$ 11,381	$ 11,135	$ 10,898	$ 10,266	$ 10,377	$ 10,365	$ 10,258	$ 9,863	$ 9,996	$ 9,829	$ 9,893	$ 9,260	$ 9,378	$ 10,060	$ 10,189	$ 10,186	$ 9,404	$ 9,694	$ 10,311	$ 10,075	$ 10,235	$ 10,036	$ 10,021	$ 10,167	$ 9,506
C000010833
Account Value [Line Items]
Account Value	40,830	40,577	38,187	38,488	37,787	36,879	37,876	35,502	33,553	35,257	34,587	32,260	31,046	29,745	26,421	26,776	28,600	28,561	27,797	25,949	24,598	24,262	22,504	23,034	20,752	22,588	21,333	20,508	23,043	24,863	22,104	24,256	24,779	28,744	28,046	29,517	33,250	32,888	33,347	31,336	33,258	32,204	31,133	29,252	29,627	27,547	27,469	27,065	27,430	26,400	23,982	24,732	25,636	23,563	22,267	21,406	19,823	17,256	19,209	20,269	19,570	19,122	18,170	17,855	18,251	18,385	18,295	17,160	18,025	17,265	16,766	16,211	14,738	16,089	15,646	17,486	17,403	16,712	16,522	16,182	15,536	15,238	15,582	15,894	14,394	14,306	14,020	13,363	13,343	13,228	12,666	12,583	12,230	11,865	11,727	11,250	10,769	10,693	10,814	11,087	10,906	10,849	10,280	10,470	10,114	10,189	9,655	9,886	10,727	10,896	10,767	9,917	10,374	11,121	10,640	10,735	10,519	10,401	10,499	9,830
C000010832
Account Value [Line Items]
Account Value	17,486	17,919	17,392	17,822	17,532	17,155	16,967	16,767	16,197	16,809	16,387	15,944	15,934	15,257	14,294	14,499	15,042	15,390	15,104	14,612	14,755	14,632	14,304	14,817	14,079	14,462	13,666	13,203	14,149	14,583	13,940	14,842	14,703	15,556	15,685	16,042	16,706	16,310	16,769	16,310	16,848	16,680	16,680	16,689	16,463	15,905	15,775	15,566	15,644	15,032	13,733	13,995	14,215	13,676	12,999	12,741	12,265	11,337	12,451	12,967	12,943	12,640	12,469	12,204	12,111	12,103	12,145	11,667	11,983	11,790	11,667	11,528	10,957	11,424	11,285	11,835	11,886	11,864	11,643	11,715	11,722	11,772	11,873	12,247	11,816	11,743	11,607	11,515	11,444	11,401	11,169	11,147	10,970	10,835	10,743	10,551	10,360	10,259	10,224	10,356	10,301	10,252	9,966	9,966	10,015	9,896	9,498	9,603	9,938	10,032	10,078	9,665	9,947	10,313	10,316	10,509	10,477	10,284	10,354	10,013
C000010829
Account Value [Line Items]
Account Value	$ 22,255	22,763	22,193	22,698	22,271	21,792	21,457	21,101	20,262	20,821	20,249	19,754	19,716	18,916	17,586	17,980	18,632	18,990	18,622	17,959	18,192	17,934	17,393	17,897	16,914	17,468	16,336	15,752	17,005	17,651	16,778	17,825	17,681	18,873	18,656	19,186	20,078	19,549	19,601	18,811	19,445	19,164	18,800	18,462	18,329	17,673	17,314	17,057	17,211	16,754	15,527	15,857	16,235	15,537	14,926	14,654	14,138	12,891	14,288	15,010	14,869	14,615	14,301	14,118	14,005	14,092	13,978	13,403	13,795	13,464	13,220	12,950	12,182	12,838	12,678	13,368	13,344	13,047	12,784	12,768	12,594	12,594	12,729	12,982	12,515	12,463	12,272	12,108	11,917	11,831	11,679	11,653	11,569	11,401	11,414	11,077	10,922	10,773	10,459	10,550	10,531	10,471	10,197	10,203	10,100	10,118	9,668	9,680	10,052	10,152	10,163	9,677	9,841	10,226	10,056	10,202	10,090	10,090	10,163	9,736
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
FTSE World Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Account Value	$ 26,336	27,001	25,946	26,496	26,028	25,346	24,906	24,374	23,369	24,240	23,469	22,530	22,326	21,271	19,417	19,997	20,872	21,405	20,689	19,548	19,701	19,368	18,787	19,269	17,979	18,728	17,434	16,302	18,003	18,740	17,419	19,124	19,060	20,769	20,222	20,707	21,804	20,870	21,363	20,301	21,187	20,678	20,391	20,125	19,814	18,938	18,323	17,877	18,027	17,217	15,232	15,698	16,225	15,256	14,536	14,128	13,483	12,163	14,060	15,352	15,496	14,984	14,609	14,218	13,892	14,205	14,149	13,275	14,077	13,598	13,436	13,078	12,131	13,067	12,911	13,940	13,846	13,715	13,290	13,335	13,317	13,177	13,450	14,015	13,296	13,084	12,817	12,563	12,306	12,265	11,958	11,902	11,639	11,454	11,317	11,000	10,716	10,464	10,363	10,538	10,472	10,452	10,015	10,090	10,061	9,906	9,227	9,282	9,863	10,041	10,106	9,367	9,722	10,411	10,280	10,515	10,503	10,231	10,390	9,835
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Account Value	$ 18,334	18,731	18,341	18,848	18,545	18,117	17,735	17,513	17,000	17,523	17,145	16,835	16,806	16,114	15,026	15,339	15,889	16,194	15,851	15,355	15,560	15,356	14,870	15,290	14,526	14,870	14,006	13,463	14,546	15,144	14,399	15,374	15,301	16,367	16,315	16,593	17,210	16,763	16,987	16,534	17,072	16,850	16,621	16,580	16,360	15,870	15,618	15,497	15,626	15,149	14,023	14,286	14,574	14,072	13,557	13,310	12,941	12,128	13,154	13,785	13,787	13,495	13,340	13,101	12,972	13,017	13,008	12,421	12,777	12,524	12,367	12,198	11,606	12,026	11,905	12,480	12,469	12,374	12,148	12,178	12,169	12,168	12,268	12,596	12,175	12,063	11,874	11,747	11,651	11,588	11,356	11,337	11,138	10,990	10,916	10,710	10,523	10,394	10,469	10,671	10,613	10,636	10,360	10,280	10,296	10,185	9,698	9,655	9,922	10,007	10,100	9,644	9,808	10,193	10,087	10,235	10,271	10,097	10,207	9,919
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,331	$ 18,719	$ 18,233	$ 18,670	$ 18,316	$ 17,940	$ 17,605	$ 17,308	$ 16,785	$ 17,303	$ 16,921	$ 16,588	$ 16,548	$ 15,849	$ 14,764	$ 15,132	$ 15,680	$ 15,989	$ 15,650	$ 15,144	$ 15,309	$ 15,142	$ 14,720	$ 15,137	$ 14,343	$ 14,717	$ 13,868	$ 13,451	$ 14,537	$ 15,039	$ 14,300	$ 15,162	$ 15,113	$ 16,132	$ 16,102	$ 16,430	$ 17,080	$ 16,697	$ 16,921	$ 16,420	$ 16,897	$ 16,660	$ 16,518	$ 16,343	$ 16,170	$ 15,709	$ 15,537	$ 15,412	$ 15,499	$ 15,071	$ 13,982	$ 14,215	$ 14,498	$ 14,028	$ 13,519	$ 13,232	$ 12,872	$ 12,014	$ 13,107	$ 13,671	$ 13,656	$ 13,377	$ 13,187	$ 12,958	$ 12,824	$ 12,874	$ 12,840	$ 12,295	$ 12,655	$ 12,403	$ 12,217	$ 12,027	$ 11,436	$ 11,850	$ 11,719	$ 12,312	$ 12,311	$ 12,222	$ 12,004	$ 12,049	$ 12,006	$ 11,973	$ 12,097	$ 12,458	$ 12,104	$ 11,966	$ 11,835	$ 11,687	$ 11,575	$ 11,507	$ 11,298	$ 11,272	$ 11,091	$ 10,954	$ 10,877	$ 10,669	$ 10,488	$ 10,348	$ 10,399	$ 10,539	$ 10,503	$ 10,486	$ 10,197	$ 10,161	$ 10,152	$ 10,048	$ 9,586	$ 9,599	$ 9,902	$ 10,024	$ 10,084	$ 9,630	$ 9,817	$ 10,244	$ 10,163	$ 10,355	$ 10,373	$ 10,210	$ 10,286	$ 9,990